Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax provision

The income tax provision consists of the following:

	For the year ended December 31, 2020	For the period From May 10, 2019 (inception) through December 31, 2019
Current
Federal	$201,603	$479,064
State	—	—
Deferred
Federal	(1,207,074)	(222,823)
State	—	—
Valuation allowance	1,207,074	222,823

Income tax provision	$201,603	$479,064

Schedule of net deferred tax assets

The Company’s net deferred tax assets are as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets:
StartUp/Organization Costs	$1,207,074	$222,823

Total deferred tax assets	1,207,074	222,823
Valuation allowance	(1,207,074)	(222,823)

Deferred tax asset, net of allowance	$—	$—

Schedule of reconciliation of the statutory federal income tax rate to the Company's effective tax rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the year ended December 31, 2020	For The period from May 10, 2019 (inception) through December 31, 2019
Statutory Federal income tax rate	21.0%	21.0%
Meals & entertainment	0.0%	0.0%
Change in Valuation Allowance	(25.2)%	18.3%

Income Taxes Provision (Benefit)	(4.2)%	39.3%